Financial instruments and financial risk management - Loss allowance (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Other financial assets
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Effective loss rate	0.00%	0.00%
Loss allowance | Trade and other receivables
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning of fiscal year	€ 278
Decrease loss allowance during the period	(278)
Increase loss allowance during the period		€ 278
End of fiscal year	€ 0	€ 278